As filed with the Securities and Exchange Commission on December 7, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2017

SerenityShares Impact ETF

Ticker: ICAN

SerenityShares Impact ETF

SerenityShares Impact ETF

Dear SerenityShares Impact ETF Shareholders,

Thank you for your investment in the SerenityShares Impact ETF (the “Fund” or “ICAN”). The information presented in this report relates to the operations of ICAN for the period from inception on April 11, 2017 through September 30, 2017 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the SSI Impact Index (the “Index”), developed by SSI Indexes, LLC. As an index fund, ICAN is passively managed and generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

Around the world, investors are increasingly seeking to invest not just for a return, but in areas that address a variety of societal, social, and environmental challenges. The Index was designed to identify U.S.-listed companies whose products and services target 20 defined themes from elder care and clean water to education and renewable energy. In doing so, the methodology excludes firms involved with tobacco, weapons, and fossil fuel exploration and production.

For the Period, from the Fund’s inception through September 30, 2017, the Fund’s total return (based on its share price) was 5.35%. At the NAV level, the return was 5.32%. ICAN made its initial quarterly income distribution to shareholders during this Period.

Among the best performing securities in the Fund during the Period were First Solar (FSLR), gaining 64%, Sociedad Quimica y Minera de Chile (SQM), up 50% and Molina Healthcare (MOH), returning 46%. Among the worst performing securities in the Fund during the Period were several health and senior care-related companies: MEDNAX (MD), declining 37%; Envision Healthcare (EVHC), down 26%, and Brookdale Senior Living (BKD), falling 19%. The Fund is typically comprised of between 75-125 securities.

The positive performance of the Fund was achieved in spite of the run-up in sectors that benefitted from the outcome of the November presidential elections, in particular aerospace and defense stocks. By definition, the Index is underweight fossil fuel energy, large banks, and defense manufacturing. The Fund, during the period, was overweight in healthcare and receives financial sector exposure via REITs.

We appreciate your investment in the SerenityShares Impact ETF (NYSEArca: ICAN).

Sincerely
Scott Sacknoff
Chief Executive Officer, SerenityShares Investments LLC

SerenityShares Impact ETF

Must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Fund holdings and sector allocations are subject to to change at any time and should not be considered recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Investing involves risk, including the possible loss of principal. The Fund is new with limited operating history. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize impact criteria when selecting investments. The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large cap companies. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors, including investments in Industrials and Technology sectors.

SSI Indexes, LLC is the Index Provider for the Fund. SSI Indexes, LLC is an affiliate of the Investment Adviser and is not affiliated with the Trust or the distributor. The Investment Adviser has entered into a license agreement with SSI Indexes to use the SSI Impact Index. The Fund is entitled to use its Index pursuant to a sub-licensing arrangement with the Investment Adviser.

The SSI Impact Index employs a passive methodology designed to measure the performance of a diversified portfolio of U.S.-listed companies that operate in areas that address a variety of society, social, and environmental challenges. These include environmental stewardship, local access to healthcare, renewable energy, clean water, community building, access to information, natural organic foods, eldercare, and green technologies. It is not possible to invest directly in an index.

The Fund is distributed by Quasar Distributors, LLC.

SerenityShares Impact ETF

PORTFOLIO ALLOCATION
As of September 30, 2017 (Unaudited)

Sector (a)	Percentage of Net Assets
Agriculture	10.0%
Assisting Disabled	2.9
Community Building	8.3
Culture Together	5.2
Education	2.6
Empowerment	0.5
Energy Efficiency	3.6
Environmental	6.9
Forestry	2.4
Green Tech	3.2
Healthy Foods	1.5
Information Access	7.1
Local Healthcare	16.4
Pollution Control	0.5
Recycling & Waste	5.7
Renewable Energy	6.8
Safety & Security	2.6
Senior Housing & Care	7.5
Water	6.1
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	-0.2
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

SerenityShares Impact ETF SCHEDULE OF INVESTMENTS September 30, 2017 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Basic Materials — 6.6%
193	Agrium, Inc.	$20,692
364	CF Industries Holdings, Inc.	12,798
209	Compass Minerals International, Inc.	13,564
414	Ecolab, Inc.	53,245
1,170	Potash Corporation of Saskatchewan, Inc. - ADR	22,511
408	Sociedad Quimica y Minera de Chile SA - ADR	22,709
160	Terra Nitrogen Company LP	13,080
614	The Mosaic Company	13,256
		171,855
	Cyclical Consumer — 13.5%
762	Etsy, Inc. (a)	12,862
225	Expedia, Inc.	32,386
1,649	Pearson PLC - ADR	13,423
247	Tesla, Inc. (a)	84,252
50	The Priceline Group, Inc. (a)	91,541
317	TripAdvisor, Inc. (a)	12,848
1,094	Twitter, Inc. (a)	18,456
907	Walt Disney Company	89,403
		355,171
	Energy — 0.5%
279	First Solar, Inc. (a)	12,800

	Finance — 11.8%
573	Aflac, Inc.	46,637
682	HCP, Inc. (b)	18,980
277	LTC Properties, Inc. (b)	13,013
984	Medical Properties Trust, Inc. (b)	12,920
169	National Health Investors, Inc. (b)	13,062
402	Omega Healthcare Investors, Inc. (b)	12,828
258	Potlatch Corporation (b)	13,158
451	Rayonier, Inc. (b)	13,029
578	Sabra Health Care REIT, Inc. (b)	12,681
660	Senior Housing Properties Trust (b)	12,903
326	Unum Group	16,668
517	Ventas, Inc. (b)	33,672

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF SCHEDULE OF INVESTMENTS September 30, 2017 (Unaudited) (Continued)
Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Finance — 11.8% (Continued)
568	Welltower, Inc. (b)	$39,919
678	Western Union Company	13,018
1,088	Weyerhaeuser Company (b)	37,025
		309,513
	Health Care — 16.2%
282	Acadia Healthcare Company, Inc. (a)	13,468
245	Amedisys, Inc. (a)	13,710
1,181	Brookdale Senior Living, Inc. (a)	12,519
66	Chemed Corporation	13,335
1,007	Danaher Corporation	86,380
274	DaVita, Inc. (a)	16,273
296	Envision Healthcare Corporation (a)	13,305
868	Fresenius Medical Care AG & Co KGaA - ADR	42,437
539	HCA Healthcare, Inc. (a)	42,899
291	HealthSouth Corporation	13,488
232	LifePoint Health, Inc. (a)	13,433
302	MEDNAX, Inc. (a)	13,022
202	Molina Healthcare, Inc. (a)	13,890
710	Select Medical Holdings Corporation (a)	13,632
409	Teladoc, Inc. (a)	13,558
838	Tenet Healthcare Corporation (a)	13,768
327	Tivity Health, Inc. (a)	13,342
142	Universal Health Services, Inc. - Class B	15,754
717	Zoetis, Inc.	45,716
		423,929
	Industrials — 17.9%
526	Advanced Disposal Services, Inc. (a)	13,250
175	AGCO Corporation	12,910
155	Allegion PLC	13,403
125	Autoliv, Inc.	15,450
873	Chegg, Inc. (a)	12,955
233	Clean Harbors, Inc. (a)	13,211
886	Covanta Holding Corporation	13,157
461	Deere & Company	57,897
284	Donaldson Company, Inc.	13,047

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF SCHEDULE OF INVESTMENTS September 30, 2017 (Unaudited) (Continued)
Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Industrials — 17.9% (Continued)
191	EnerSys	$13,212
174	Itron, Inc. (a)	13,476
1,331	Johnson Controls International PLC	53,626
169	MSA Safety, Inc.	13,437
264	Pentair PLC	17,941
488	Republic Services, Inc.	32,237
464	REV Group, Inc.	13,345
526	Rexnord Corporation (a)	13,366
184	Stericycle, Inc. (a)	13,178
293	Tetra Tech, Inc.	13,639
382	Waste Connections, Inc.	26,725
637	Waste Management, Inc.	49,858
190	Watts Water Technologies, Inc. - Class A	13,148
262	Xylem, Inc.	16,409
		468,877
	Non-Cyclical — 10.3%
159	Bright Horizons Family Solutions, Inc. (a)	13,707
204	Bunge Ltd.	14,170
1,109	CVS Health Corporation	90,184
715	Darling Ingredients, Inc. (a)	12,527
914	Laureate Education, Inc. - Class A (a)	13,299
689	Sprouts Farmers Market, Inc. (a)	12,933
326	The Hain Celestial Group, Inc. (a)	13,415
292	United Natural Foods, Inc. (a)	12,144
1,143	Walgreens Boots Alliance, Inc.	88,262
		270,641
	Technology — 13.4%
247	2U, Inc. (a)	13,842
299	Alarm.com Holdings, Inc. (a)	13,509
99	Alphabet, Inc. - Class C (a)	94,952
600	Apple, Inc.	92,472
491	Cree, Inc. (a)	13,841
373	DigitalGlobe, Inc. (a)	13,148
559	Facebook, Inc. - Class A (a)	95,516
550	West Corporation	12,909
		350,189

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF SCHEDULE OF INVESTMENTS September 30, 2017 (Unaudited) (Continued)
Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Utilities — 9.6%
1,219	Algonquin Power & Utilities Corporation	$12,885
169	ALLETE, Inc.	13,062
254	American States Water Company	12,510
258	American Water Works Company, Inc.	20,875
386	Aqua America, Inc.	12,811
649	Atlantica Yield PLC	12,785
438	Avangrid, Inc.	20,770
250	Avista Corporation	12,943
460	Brookfield Renewable Partners LP	15,419
339	California Water Service Group	12,933
1,217	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	12,730
761	CPFL Energia SA - ADR	13,059
321	NextEra Energy Partners LP	12,933
667	NRG Yield, Inc. - Class C	12,873
227	Ormat Technologies, Inc.	13,858
512	Pattern Energy Group, Inc.	12,339
285	Portland General Electric Company	13,007
977	TerraForm Power, Inc. - Class A (a)	12,916
		250,708
	TOTAL COMMON STOCKS (Cost $2,638,923)	2,613,683

	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
10,953	Invesco Short-Term Investment Trust – Government & Agency Portfolio - Institutional Class, 0.93% (c)	10,953
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,953)	10,953
	TOTAL INVESTMENTS — 100.2% (Cost $2,649,876)	2,624,636
	Liabilities in Excess of Other Assets — (0.2)%	(4,556)
	NET ASSETS — 100.0%	$2,620,080

ADR American Depositary Receipt
PLC Public Limited Company
(a)	Non-income producing security
(b)	Real Estate Investment Trust
(c)	Annualized seven-day yield as of September 30, 2017.
The Fund’s security classifications are defined by Fund management.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENT OF ASSETS & LIABILITIES September 30, 2017 (Unaudited)
ASSETS
Investments in Securities, at Value*	$2,624,636
Cash	27
Receivable for Investment Securities Sold	354,550
Interest and Dividends Receivable	3,278
Total Assets	2,982,491

LIABILITIES
Payable for Investment Securities Purchased	361,297
Management Fees Payable	1,114
Total Liabilities	362,411

NET ASSETS	$2,620,080

NET ASSETS CONSIST OF:
Paid-in Capital	$2,514,445
Undistributed Net Investment Income	1,517
Accumulated Net Realized Gain on:
Investments in Securities	129,358
Net Unrealized Depreciation on:
Investments in Securities	(25,240)
Net Assets	$2,620,080

Net Asset Value (unlimited shares authorized):
Net Assets	$2,620,080
Shares Outstanding (No Par Value)	100,000
Net Asset Value, Offering and Redemption Price per Share	$26.20

* Identified Cost:
Investments in Securities	$2,649,876

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENT OF OPERATIONS Period Ended September 30, 2017 (a) (Unaudited)
INVESTMENT INCOME
Dividends*	$20,389
Interest	25
Total Investment Income	20,414

EXPENSES
Management Fees	6,089
Total Expenses	6,089
Net Investment Income	14,325

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments in Securities	129,358
Net Change in Unrealized Depreciation of:
Investments in Securities	(25,240)
Net Realized and Unrealized Gain on Investments	104,118
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,443

* Net of witholding tax of	$245

(a)	The Fund commenced operations on April 11, 2017.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENT OF CHANGES IN NET ASSETS
Period Ended September 30, 2017 (a) (Unaudited)
OPERATIONS
Net Investment Income	$14,325
Net Realized Gain on Investments	129,358
Change in Unrealized Depreciation of Investments	(25,240)
Net Increase in Net Assets Resulting from Operations	118,443

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(12,808)
Total Distributions to Shareholders	(12,808)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,103,690
Payments for Shares Redeemed	(2,589,245)
Net Increase in Net Assets Derived from Capital Share Transactions (b)	2,514,445
Net Increase in Net Assets	2,620,080

NET ASSETS
Beginning of period	$—
End of Period	$2,620,080
Undistributed Net Investment Income	$1,517

(a)	The Fund commenced operations on April 11, 2017.

(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	200,000
Shares Redeemed	(100,000)
Net Increase	100,000

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period
	Period Ended September 30, 2017 (a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (b)	0.14
Net Realized and Unrealized Gain on Investments	1.19
Total from Investment Operations	1.33

Less Distributions:
From Net Investment Income	(0.13)
Total Distributions	(0.13)

Net Asset Value, End of Period	$26.20

Total Return	5.32	%(c)

Supplemental Data:
Net Assets at End of Period (000's)	$2,620

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.50	%(d)
Net Investment Income to Average Net Assets	1.18	%(d)

Portfolio Turnover Rate (e)	21	%(c)

(a)	Commencement of operations on April 11, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

SerenityShares Impact ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares are registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek the total return performance, before fees and expenses, of the SSI Impact Index (“Index”). The Fund commenced operations on April 11, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,613,683	$—	$—	$2,613,683
Short-Term Investments	10,953	—	—	10,953
Total Investments in Securities	$2,624,636	$—	$—	$2,624,636

^	See Schedule of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

C.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid at least on an annual basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to September 30, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SerenityShares Investments, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, accounting, distribution and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.50% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended September 30, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $537,523 and $627,907, respectively.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

During the period ended September 30, 2017, there were no purchases or sales of U.S. Government securities.

During the period ended September 30, 2017, in-kind transactions associated with creations and redemptions were $5,096,576 and $2,495,879, respectively.

NOTE 5 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed creation transaction fee for the Fund is $500, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

SerenityShares Impact ETF

EXPENSE EXAMPLE
For the Period Ended September 30, 2017 (Unaudited)

As a shareholder of SerenityShares Impact ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 11, 2017(a)	Ending Account Value September 30, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Actual	$1,000.00	$1,053.50	$2.43(b)	0.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.56	$2.54(c)	0.50%

(a)	Fund commencement.
(b)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 173/365 (to reflect the period).

(c)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period).

SerenityShares Impact ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 26, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Advisory Agreement (the “Advisory Agreement”) between SerenityShares Investments LLC (the “Adviser”) and the Trust, on behalf of the SerenityShares Impact ETF (the “Fund”), and

●	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the

SerenityShares Impact ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Trust’s CCO regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the financial condition of the firm, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and providing an index to the Fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the investment objective of the Fund is to track the performance of an index provided by the Adviser, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the expense ratio for the Fund and compared it to the universe of US Fund Large Blend exchange-traded funds (“ETFs”) as reported by Morningstar (“Category Peer Group”). The Board noted that the estimated expense ratio for the Fund was higher than that of its peer group average, although many of the ETFs were significantly larger than the Fund would be at its inception. The Board further noted that the peer group contained a significant number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that, although the peer group included a small number of funds that were appropriate peer funds for the Fund, it did not overall closely reflect the nature of the underlying index. The Board considered that the Fund’s estimated expense ratio was reasonable based on the efforts of the Adviser to develop its proprietary index methodology.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing

SerenityShares Impact ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

(12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that VIA would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that VIA would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s Form ADV was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

SerenityShares Impact ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to VIA for its services to the Fund. The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by the firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with the Fund, taking into account an analysis of VIA’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

SerenityShares Impact ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.serenityshares.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.serenityshares.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.serenityshares.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.serenityshares.com.

(This Page Intentionally Left Blank.)

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Adviser

SerenityShares Investments, LLC

2 Wisconsin Circle, Suite 700

Chevy Chase, MD 20815

Sub-Adviser

Vident Investment Advisory, LLC

300 Colonial Center Pkwy, Suite 330

Roswell, GA 30076

Index Provider

SSI Indexes, LLC

2 Wisconsin Circle, Suite 700

Chevy Chase, MD 20815

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

SerenityShares Impact ETF

Symbol – ICAN

CUSIP – 26922A735

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date1	11.29.17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	11.29.17

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11.29.17

*	Print the name and title of each signing officer under his or her signature.